Earnings Per Share (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended
	Sep. 27, 2014	Sep. 28, 2013
Numerator:
Net income	$ 96.3	$ 111.4
Denominator:
Basic	133,900,000	94,200,000
Dilutive effect of share-based awards	500,000	500,000
Weighted average shares outstanding for diluted EPS	134,400,000	94,700,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	100,000	100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	186,000	264,000